Biological Assets	12 Months Ended
Oct. 31, 2018
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Biological Assets

6.	Biological Assets

Biological assets consists of cannabis seeds and cannabis plants. The reconciliation of changes in the carrying amount of biological assets as at October 31, 2018 and October 31, 2017 follows:

Balance - October 31, 2016	$-
Add: Purchase of cannabis seeds	3,200
Add: Purchased mothers & clones	753
Add: Purchased cannabis plants	363,565
Change in fair value less costs to sell due to biological transformation	985,515
Transferred to inventory upon harvest	(1,342,597)

Balance - October 31, 2017	10,436
Add: Purchase of cannabis seeds	-
Add: Purchased mothers & clones	-
Add: Purchased cannabis plants	521,949
Change in fair value less costs to sell due to biological transformation	541,352
Transferred to inventory upon harvest	(924,120)

Balance - October 31, 2018	$149,617

When determining the fair value of biological assets, the Company makes estimates and uses assumptions as follows:

●	Expected costs required to grow the cannabis up to the point of harvest

●	Expected costs associated with harvesting and selling

●	Expected yield from the cannabis plants and selling price.

The estimates and assumptions used are subject to volatility in uncontrollable market conditions, may significantly impact the fair value of biological assets. Biological assets represent a level 3 assets in the fair value hierarchy.